COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
COMBINED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS [Abstract]
Net revenues		$ 8,576,832	$ 5,460,003	$ 3,575,887
Cost of goods sold		(7,073,391)	(4,889,850)	(3,699,741)
Gross profit/(loss)		1,503,441	570,153	(123,854)
OPERATING EXPENSES:
Selling and marketing expenses		(1,034,242)	(783,763)	(964,471)
General and administrative expenses		(14,978,897)	(8,735,534)	(10,959,203)
Research and development expenses		(1,478,256)	(1,365,380)	(2,145,884)
Provision for doubtful accounts		(469,702)	(319,816)	(3,598,506)
Total operating expenses		(17,961,097)	(11,204,493)	(17,668,064)
Loss from operations		(16,457,656)	(10,634,340)	(17,791,918)
OTHER INCOME (EXPENSE):
Interest expense, net		(1,069,581)	(1,411,558)	(1,058,795)
Income (loss) from and impairment on equity method investments		15,167	(330,103)	(1,235,306)
Gain from disposal of land use rights and properties		0	7,005,446	0
Other income, net		1,090,263	173,624	580,549
Loss before income taxes		(16,421,807)	(5,196,931)	(19,505,470)
Income tax expenses		0	0	0
Net loss		(16,421,807)	(5,196,931)	(19,505,470)
Less: net loss attributable to non-controlling interests		0	(31,039)	(39,455)
Net loss attributable to the Company's shareholders		(16,421,807)	(5,165,892)	(19,466,015)
OTHER COMPREHENSIVE LOSS
Foreign currency translation adjustment		512,140	1,290,855	431,153
Total comprehensive loss		(15,909,667)	(3,906,076)	(19,074,317)
Less: total comprehensive loss attributable to non-controlling interests		0	(39,210)	(38,393)
Total comprehensive loss to the Company's shareholders		$ (15,909,667)	$ (3,866,866)	$ (19,035,924)
Weighted average number of shares outstanding, basic (in shares)	[1]	175,090,266	174,853,546	174,853,546
Weighted average number of shares outstanding, diluted (in shares)	[1]	175,090,266	174,853,546	174,853,546
Loss per share, basic (in dollars per share)	[1]	$ (0.09)	$ (0.03)	$ (0.11)
Loss per share, diluted (in dollars per share)	[1]	$ (0.09)	$ (0.03)	$ (0.11)

[1]	The share numbers are retroactively stated for purposes of calculating weighted average number of shares outstanding for loss per share to reflect the outstanding shares of CEGL as if the equity structure of Cenntro (the accounting acquirer) was stated to reflect the number of shares of CEGL (the accounting acquiree) issued in the Combination.